Schedule of investments
Delaware Premium Income Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 121.54%
Communication Services — 7.67%
Comcast Class A ~	43,100	$2,258,440
Verizon Communications ~	6,600	387,750
ViacomCBS Class B ~	42,800	1,594,728
		4,240,918
Consumer Discretionary — 13.29%
Home Depot ~	10,300	2,735,886
TJX ~	16,800	1,147,272
Whirlpool ~	19,200	3,465,408
		7,348,566
Consumer Staples — 12.41%
Constellation Brands Class A ~	9,400	2,059,070
Mondelez International Class A ~	22,700	1,327,269
PepsiCo ~	4,700	697,010
Philip Morris International ~	33,600	2,781,744
		6,865,093
Energy — 6.83%
Chevron ~	25,500	2,153,475
ConocoPhillips ~	40,600	1,623,594
		3,777,069
Financials — 16.61%
American Express ~	9,300	1,124,463
Bank of America ~	91,700	2,779,427
BlackRock ~	3,800	2,741,852
Discover Financial Services ~	16,000	1,448,480
JPMorgan Chase & Co. ~	8,600	1,092,802
		9,187,024
Healthcare — 15.01%
Amgen ~	12,000	2,759,040
Bristol-Myers Squibb ~	24,800	1,538,344
Merck & Co. ~	19,900	1,627,820
Pfizer ~	63,900	2,352,159
Viatris ~, †	1,272	23,837
		8,301,200
Industrials — 15.31%
Boeing ~	7,500	1,605,450
CSX ~	30,200	2,740,650
Honeywell International ~	4,900	1,042,230
Lockheed Martin ~	6,700	2,378,366
Raytheon Technologies ~	9,800	700,798
		8,467,494
Information Technology — 32.10%
Apple ~	14,800	1,963,812
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Broadcom ~	12,500	$5,473,125
Cisco Systems ~	61,200	2,738,700
Corning ~	94,100	3,387,600
International Business Machines ~	7,400	931,512
Microsoft ~	11,700	2,602,314
Texas Instruments ~	4,000	656,520
		17,753,583
Utilities — 2.31%
Exelon ~	30,300	1,279,266
		1,279,266
Total Common Stock (cost $59,800,644)		67,220,213

Short-Term Investments — 0.79%
Money Market Mutual Funds — 0.79%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	109,280	109,280
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	109,280	109,280
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	109,280	109,280
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	109,281	109,281
Total Short-Term Investments (cost $437,121)		437,121
Total Value of Securities Before Options Written—122.33% (cost $60,237,765)		67,657,334
Number of contracts
Options Written — (23.35%)
Equity Call Options — (23.35%)
American Express strike price $100, expiration date 1/21/22, notional amount $(930,000)	(93)	(262,027)

NQ-QMV [12/20] 2/21 (1511496)    1

Schedule of investments
Delaware Premium Income Fund (Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Amgen strike price $205, expiration date 6/18/21, notional amount $(2,460,000)	(120)	$(372,900)
Apple strike price $95, expiration date 3/19/21, notional amount $(1,406,000)	(148)	(568,320)
Bank of America strike price $25, expiration date 6/18/21, notional amount $(2,292,500)	(917)	(552,492)
BlackRock strike price $570, expiration date 1/21/22, notional amount $(1,767,000)	(31)	(532,425)
BlackRock strike price $600, expiration date 1/21/22, notional amount $(420,000)	(7)	(105,280)
Boeing strike price $190, expiration date 1/21/22, notional amount $(1,425,000)	(75)	(397,875)
Bristol-Myers Squibb strike price $55, expiration date 1/21/22, notional amount $(1,364,000)	(248)	(248,000)
Broadcom strike price $330, expiration date 1/21/22, notional amount $(4,125,000)	(125)	(1,518,750)
Chevron strike price $80, expiration date 1/21/22, notional amount $(2,040,000)	(255)	(308,550)
Cisco Systems strike price $39, expiration date 7/16/21, notional amount $(2,078,700)	(533)	(370,435)
Cisco Systems strike price $40, expiration date 1/21/22, notional amount $(316,000)	(79)	(54,905)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Comcast strike price $40, expiration date 6/18/21, notional amount $(1,104,000)	(276)	$(355,350)
Comcast strike price $42.50, expiration date 10/15/21, notional amount $(658,750)	(155)	(173,988)
ConocoPhillips strike price $37, expiration date 5/21/21, notional amount $(1,039,700)	(281)	(161,575)
ConocoPhillips strike price $40, expiration date 1/15/21, notional amount $(500,000)	(125)	(18,625)
Constellation Brands strike price $180, expiration date 1/21/22, notional amount $(1,692,000)	(94)	(474,230)
Corning strike price $31, expiration date 5/21/21, notional amount $(1,705,000)	(550)	(339,625)
Corning strike price $32, expiration date 8/20/21, notional amount $(1,251,200)	(391)	(249,262)
CSX strike price $67.50, expiration date 6/18/21, notional amount $(2,038,500)	(302)	(734,615)
Discover Financial Services strike price $65, expiration date 4/16/21, notional amount $(1,040,000)	(160)	(425,600)
Exelon strike price $37, expiration date 4/16/21, notional amount $(1,121,100)	(303)	(174,225)
Home Depot strike price $245, expiration date 6/18/21, notional amount $(2,523,500)	(103)	(303,077)

2    NQ-QMV [12/20] 2/21 (1511496)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
Honeywell International strike price $185, expiration date 6/18/21, notional amount $(906,500)	(49)	$(165,375)
International Business Machines strike price $105, expiration date 6/18/21, notional amount $(556,500)	(53)	(117,925)
International Business Machines strike price $115, expiration date 1/15/21, notional amount $(241,500)	(21)	(23,415)
JPMorgan Chase & Co. strike price $100, expiration date 9/17/21, notional amount $(10,000)	(1)	(2,923)
JPMorgan Chase & Co. strike price $105, expiration date 1/21/22, notional amount $(892,500)	(85)	(226,525)
Lockheed Martin strike price $365, expiration date 1/15/21, notional amount $(2,445,500)	(67)	(17,923)
Merck & Co. strike price $75, expiration date 6/18/21, notional amount $(1,492,500)	(199)	(178,105)
Microsoft strike price $185, expiration date 9/17/21, notional amount $(1,239,500)	(67)	(301,667)
Microsoft strike price $190, expiration date 1/21/22, notional amount $(950,000)	(50)	(227,625)
Mondelez International strike price $50, expiration date 6/18/21, notional amount $(1,135,000)	(227)	(212,813)
	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options — (continued)
PepsiCo strike price $120, expiration date 6/18/21, notional amount $(564,000)	(47)	$(138,415)
Pfizer strike price $32, expiration date 6/18/21, notional amount $(339,200)	(106)	(78,440)
Pfizer strike price $37, expiration date 9/16/22, notional amount $(1,972,100)	(533)	(235,853)
Philip Morris International strike price $70, expiration date 1/21/22, notional amount $(2,352,000)	(336)	(495,600)
Raytheon Technologies strike price $65, expiration date 1/21/22, notional amount $(637,000)	(98)	(124,705)
Texas Instruments strike price $115, expiration date 6/18/21, notional amount $(460,000)	(40)	(198,700)
TJX strike price $52.50, expiration date 4/16/21, notional amount $(882,000)	(168)	(277,200)
Verizon Communications strike price $52.50, expiration date 6/18/21, notional amount $(346,500)	(66)	(43,560)
ViacomCBS strike price $28, expiration date 6/18/21, notional amount $(1,198,400)	(428)	(442,980)
Whirlpool strike price $160, expiration date 1/21/22, notional amount $(3,072,000)	(192)	(699,840)
Total Options Written (premium received $12,421,773)		(12,911,720)

NQ-QMV [12/20] 2/21 (1511496)    3

Schedule of investments
Delaware Premium Income Fund (Unaudited)
Value (US $)

Receivables and Other Assets Net of Liabilities—1.02%	562,626
Net Assets Applicable to 5,648,099 Shares Outstanding—100.00%	$55,308,240
~	All or portion of the security has been pledged as collateral with outstanding options written.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

4    NQ-QMV [12/20] 2/21 (1511496)